Intangible assets and goodwill - Narrative (Details) $ in Millions	Dec. 31, 2025 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Estimated amortization expense for intangibles in year 1	$ 1.7
Estimated amortization expense for intangibles in year 2	1.7
Estimated amortization expense for intangibles in year 3	1.7
Estimated amortization expense for intangibles in year 4	1.7
Estimated amortization expense for intangibles in year 5	$ 1.7